Intangible Assets (Tables)	9 Months Ended
Feb. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following at February 28, 2019 and May 31, 2018.

February 28, 2019
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(15,981)	$303,619
License & Customer Relations	990,000	(24,750)	965,250
Tradenames - Trademarks	301,000	(15,051)	285,949
Non-compete Agreements	27,000	(6,750)	20,250
Domain Names	2,600	(324)	2,276
Total	$1,640,020	$(62,856)	$1,577,344
May 31, 2018
Accumulated
	Gross	Amortization	Net
Intellectual Property	$-	$-	$-
License & Customer Relations	-	-	-
Tradenames - Trademarks	-	-	-
Non-compete Agreements	-	-	-
Domain names	1,726	(828)	898
Total	$1,726	$(828)	$898

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Total amortization expense charged to operations for the three months ended February 28, 2019 and 2018 was $20,952 and $108, respectively. Total amortization expense charged to operations for the nine months ended February 28, 2019 and 2018 was $62,856 and $324, respectively.

Amount to be amortized during the twelve months ended February 28,
2019	$27,379
2020	164,103
2021	164,103
2022	164,103
2023	164,103
Thereafter	893,553
$1,577,344